INCOME TAX	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
a.Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current year	$156,684.0	$275,726.3	$400,540.9
Income tax adjustments on prior years	(32,775.5)	(29,968.0)	(56,821.0)
Other income tax adjustments	244.3	371.4	126.7
	124,152.8	246,129.7	343,846.6
Deferred income tax expense
The origination and reversal of temporary differences	4,136.0	916.0	6,472.8
Income tax adjustments on prior years	-	3,925.3	(65.1)
Operating loss carryforward	-	(2,654.9)	(3,724.5)
	4,136.0	2,186.4	2,683.2

Income tax expense recognized in profit or loss	$128,288.8	$248,316.1	$346,529.8
A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Income before tax	$979,316.5	$1,405,840.0	$2,041,654.7

Income tax expense at the statutory rate	$197,935.7	$280,827.9	$414,946.5
Tax effect of adjustment items:
Adjusting items in determining taxable income	(7,642.2)	(5,647.5)	(23,175.8)
Additional income tax on unappropriated earnings	29,221.8	44,131.1	64,394.7
Unrecognized deductible temporary differences	-	729.2	-
Unrecognized operating loss carryforward	-	2,263.1	6,637.7
The origination and reversal of temporary differences	3,210.1	916.0	6,472.8
Operating loss carryforward	-	(2,654.9)	(3,724.5)
Income tax credits	(61,905.4)	(46,577.5)	(62,262.2)
	160,820.0	273,987.4	403,289.2
Income tax adjustments on prior years	(32,775.5)	(26,042.7)	(56,886.1)
Other income tax adjustments	244.3	371.4	126.7

Income tax expense recognized in profit or loss	$128,288.8	$248,316.1	$346,529.8
The income tax adjustments for prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.
For the years ended December 31, 2023, 2024 and 2025, the Company applied a tax rate of 20% for entities subject to the R.O.C. Income Tax Law; for other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.
b.Deferred income tax balance
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$33,319.8	$25,924.0
Refund liability	13,274.4	16,438.7
Unrealized exchange losses	9,078.2	6,094.4
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Others	$7,656.5	$8,418.1
Operating loss carryforward	2,614.4	6,065.1

	$65,943.3	$62,940.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earnings distribution	$(3,925.3)	$(3,860.2)
Others	(63.2)	(28.6)

	$(3,988.5)	$(3,888.8)
		(Concluded)

	Year Ended December 31, 2023
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets

Temporary differences
Depreciation	$45,299.3	$(4,197.2)	$-	$(7.4)	$41,094.7
Refund liability	12,089.5	(2,673.5)	-	(1.0)	9,415.0
Unrealized exchange losses	5,782.4	1,317.6	-	-	7,100.0
Others	6,014.7	440.3	124.6	(13.5)	6,566.1

	$69,185.9	$(5,112.8)	$124.6	$(21.9)	$64,175.8

Deferred income tax liabilities

Temporary differences
Others	$(1,031.4)	$976.8	$-	$0.8	$(53.8)

	Year Ended December 31, 2024
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Deferred income tax assets

Temporary differences
Depreciation	$41,094.7	$(7,787.6)	$-	$12.7	$33,319.8
Refund liability	9,415.0	3,856.8	-	2.6	13,274.4
Unrealized exchange losses	7,100.0	1,978.2	-	-	9,078.2
Others	6,566.1	1,045.1	(38.9)	84.2	7,656.5
Operating loss carryforward	-	2,654.9	-	(40.5)	2,614.4

	$64,175.8	$1,747.4	$(38.9)	$59.0	$65,943.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earning distribution	$-	$(3,925.3)	$-	$-	$(3,925.3)
Others	(53.8)	(8.5)	-	(0.9)	(63.2)

	$(53.8)	$(3,933.8)	$-	$(0.9)	$(3,988.5)

	Year Ended December 31, 2025
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets

Temporary differences
Depreciation	$33,319.8	$(7,366.6)	$-	$(29.2)	$25,924.0
Refund liability	13,274.4	3,165.9	-	(1.6)	16,438.7
Unrealized exchange losses	9,078.2	(2,983.8)	-	-	6,094.4
Others	7,656.5	677.2	138.6	(54.2)	8,418.1
Operating loss carryforward	2,614.4	3,724.5	-	(273.8)	6,065.1

	$65,943.3	$(2,782.8)	$138.6	$(358.8)	$62,940.3

Deferred income tax liabilities

Temporary differences
Subsidiary’s projected earning distribution	$(3,925.3)	$65.1	$-	$-	$(3,860.2)
Others	(63.2)	34.5	-	0.1	(28.6)

	$(3,988.5)	$99.6	$-	$0.1	$(3,888.8)
c.The operating loss carryforward and deductible temporary differences for which no deferred income tax assets have been recognized

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Operating loss carryforward-No expiry date	$11,896.9	$32,143.7

Deductible temporary differences	$83,705.6	$64,904.5
d.The information of unrecognized deferred income tax liabilities associated with investments
As of December 31, 2024 and 2025, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to
NT$327,787.5 million and NT$329,889.2 million, respectively.
e.Income tax examination
The tax authorities have examined income tax returns of TSMC through 2023. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.